Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Inventories
Finished goods	£ 18,766,000	£ 13,423,000	£ 13,053,000
Cost of inventory recognized during the year	£ 23,221,000	£ 21,277,000	£ 38,726,000